SHARE-BASED COMPENSATION - Plans and Grants (Details) - shares	1 Months Ended
	Aug. 31, 2016	Jul. 31, 2014
The 2014 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued		29,240,000
The 2016 Plan
SHARE-BASED COMPENSATION
Total number shares which may be issued	56,707,560
Authorized shares, maximum automatic approval (as a percent)	3.00%
Authorized shares, automatic increment trigger (as a percent)	1.50%